Pension and Other Employee Benefit Plans - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Pension plan, contribution expected to be paid during the next fiscal year		¥ 41,000
Total payment to pension plans	¥ 25,000
Additional contribution expected to be paid during remainder of fiscal year	16,000
Defined benefit plans, prior service costs recognised	¥ 73,998
Defined contribution plans effective date	Oct. 01, 2020